Average Annual Total Returns{- Government Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-09 - Government Portfolio - Class I - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.35%	1.03%	0.52%